Financial Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) Customers	Dec. 31, 2016 TWD ($) Customers
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 47,007,397	$ 47,089,532
Financial liabilities	$ 49,766,647	$ 54,838,073
Price risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase/decrease in risk	10.00%	10.00%
Effect of increase/decrease in risk on income before tax/other comprehensive income	$ 413,521	$ 352,579
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase/decrease in risk	0.10%	0.10%
Effect of increase/decrease in risk on income before tax/other comprehensive income	$ 19,262	$ 21,077
Financial assets	0	6,092
Financial liabilities	$ 19,262,400	$ 21,083,583
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of largest customers | Customers	10	10
Percentage of accounts receivable	67.00%	65.00%